CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Cash used in operations	¥ (271,334)	¥ (637,746)	¥ (720,786)
Income tax paid	(5,515)	(10,715)	(25,198)
Net cash used in operating activities	(276,849)	(648,461)	(745,984)
Cash flows from investing activities
Payments for property and equipment	(6,113)	(5,981)	(22,066)
Payments for intangible assets	(21,310)	(31,488)	(45,877)
Payments for financial assets measured at fair value through other comprehensive income	(1,326,461)	(1,867,657)	(614,772)
Payments for Investment in Jointly controlled entities		(2,550)
Payments for financial assets at fair value through profit or loss	(882,752)	(914,500)	(2,706,721)
Proceeds for settlement of derivatives	19,263	40,342	16,491
Release of restricted cash and time deposits over three months, net	15,569	207,896	922,818
Proceeds from sales of property and equipment	533	699	9,467
Proceeds from disposal of subsidiaries - net	723,171
Receipts of loans to related parties		1,600	1,900
Proceeds from sales of financial assets measured at fair value through other comprehensive income	1,217,277	1,991,143	193,495
Proceeds from disposal of investment in associate		199,200
Proceeds from sales of financial assets at fair value through profit or loss	1,354,351	686,626	4,092,407
Interest received on financial assets at fair value through profit or loss	12,728	13,304	26,027
Net cash generated from investing activities	1,106,256	318,634	1,873,169
Cash flows from financing activities
Proceeds from short-term borrowings		235,000	313,000
Proceeds from exercise of shares under share incentive scheme			1,161
Payments of lease liabilities	(36,259)	(60,922)	(76,734)
Repayments of short-term borrowings	(235,000)	(273,000)	(836,429)
Interest paid	(8,064)	(11,403)	(20,072)
Transactions with non-controlling interests		(15,000)
Payments for shares held for share incentive scheme		(88,280)
Increase in restricted cash	(2,929)
Payments for shares repurchase			(74,992)
Net cash used in financing activities	(282,252)	(213,605)	(694,066)
Net increase/(decrease) in cash and cash equivalents	547,155	(543,432)	433,119
Cash and cash equivalents at the beginning of the year	1,379,473	1,907,776	1,399,370
Effects of exchange rate changes on cash and cash equivalents	21,294	15,129	75,287
Cash and cash equivalents at the end of year	¥ 1,947,922	¥ 1,379,473	¥ 1,907,776